Financing Agreements	12 Months Ended
Dec. 31, 2021
Disclosure of Repurchase Agreements [Abstract]
Financing Agreements	Financing Agreements

The following tables present the components of the Company’s Financing agreements at December 31, 2021 and 2020:

	December 31, 2021
(In Thousands)	Unpaid Principal Balance	Amortized Cost Balance	Fair Value/Carrying Value (1)
Financing agreements, at fair value
Agreements with mark-to-market collateral provisions	$1,322,362	$1,322,362	$1,322,362
Agreements with non-mark-to-market collateral provisions	627,026	627,026	628,280
Securitized debt	1,304,912	1,318,593	1,316,131
Total Financing agreements, at fair value	$3,254,300	$3,267,981	$3,266,773

Financing agreements, at carrying value
Securitized debt	$1,340,583		$1,334,342
Agreements with mark-to-market collateral provisions	1,240,510		1,239,937
Agreements with non-mark-to-market collateral provisions	311,977		311,260
Convertible senior notes	230,000		226,470
Total Financing agreements, at carrying value	$3,123,070		$3,112,009
Total Financing agreements	$6,377,370		$6,378,782

	December 31, 2020
(In Thousands)	Unpaid Principal Balance	Amortized Cost Balance	Fair Value/Carrying Value (1)
Financing agreements, at fair value
Agreements with non-mark-to-market collateral provisions	$1,156,899	$1,156,899	$1,159,213
Agreements with mark-to-market collateral provisions	1,338,077	1,338,077	1,338,077
Securitized debt	866,203	857,553	869,482
Total Financing agreements, at fair value	$3,361,179	$3,352,529	$3,366,772

Financing agreements, at carrying value
Securitized debt	$648,300		$645,027
Convertible senior notes	230,000		225,177
Senior notes	100,000		100,000
Total Financing agreements, at carrying value	$978,300		$970,204
Total Financing agreements	$4,339,479		$4,336,976

(1)Financing agreements at fair value are reported at estimated fair value each period as a result of the Company’s fair value option election. Other financing arrangements are reported at their carrying value (amortized cost basis) as the fair value option was not elected on these liabilities. Consequently, Total Financing agreements as presented reflects a summation of balances reported at fair and carrying value.
The following table presents information with respect to the Company’s financing agreements with mark-to-market collateral provisions and associated assets pledged as collateral at December 31, 2021 and 2020:

(Dollars in Thousands)	December 31, 2021	December 31, 2020
Mark-to-market financing agreements secured by residential whole loans	$2,391,602	$1,113,553
Fair value of residential whole loans pledged as collateral under financing agreements (1)	$3,301,288	$1,798,813
Weighted average haircut on residential whole loans (2)	25.27%	34.17%
Mark-to-market financing agreements secured by securities at fair value	$159,148	$213,915
Securities at fair value pledged as collateral under financing agreements	$256,685	$399,999
Weighted average haircut on securities at fair value (2)	37.00%	41.16%
Mark-to-market financing agreements secured by real estate owned	$11,549	$10,609
Fair value of real estate owned pledged as collateral under financing agreements	$34,606	$22,525
Weighted average haircut on real estate owned (2)	58.46%	55.56%

(1)At December 31, 2020, includes Non-Agency MBS with an aggregate fair value of $141.9 million obtained in connection with the Company’s loan securitization transactions that are eliminated in consolidation.
(2)Haircut represents the percentage amount by which the collateral value is contractually required to exceed the loan amount.

The following table presents information with respect to the Company’s financing agreements with non-mark-to-market collateral provisions and associated assets pledged as collateral at December 31, 2021 and 2020:

(Dollars in Thousands)	December 31, 2021	December 31, 2020
Non-mark-to-market financing secured by residential whole loans	$928,055	$1,156,125
Fair value of residential whole loans pledged as collateral under financing agreements	$1,420,283	$1,930,283
Weighted average haircut on residential whole loans	29.98%	39.46%
Non-mark-to-market financing secured by real estate owned	$11,485	$3,088
Fair value of real estate owned pledged as collateral under financing agreements	$29,894	$7,441
Weighted average haircut on real estate owned	61.28%	59.73%

In addition, the Company had aggregate restricted cash held in connection with its financing agreements of $10.2 million and $7.2 million at December 31, 2021 and 2020, respectively.

The following table presents repricing information (excluding the impact of associated derivative hedging instruments, if any) about the Company’s financing agreements that have non-mark-to-market collateral provisions as well as those that have mark-to-market collateral provisions, at December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
	Amortized Cost Basis	Weighted Average Interest Rate	Amortized Cost Basis	Weighted Average Interest Rate
Time Until Interest Rate Reset
(Dollars in Thousands)
Within 30 days	$3,222,268	2.36%	$2,494,976	3.16%
Over 30 days to 3 months	257,444	2.49	—	—
Over 3 months to 12 months	22,164	4.50	—	—
Over 12 months	—	—	—	—
Total financing agreements	$3,501,876	2.38%	$2,494,976	3.16%
(a) Financing Agreements

In conjunction with its exit from forbearance arrangements in the second quarter of 2020, the Company entered into several asset backed financing arrangements and renegotiated financing arrangements for certain assets with existing lenders. The Company elected the fair value option on these financing arrangements, primarily to simplify the accounting associated with costs incurred to establish the new facilities or renegotiate existing facilities.

The Company considers the most relevant feature that distinguishes between the various asset backed financing arrangements is how the financing arrangement is collateralized, including the ability of the lender to make margin calls on the Company based on changes in value of the underlying collateral securing the financing. Accordingly, further details are provided below regarding assets that are financed with agreements that have non-mark-to-market collateral provisions and assets that are financed with agreements that have mark-to-market collateral provisions.

Agreements with mark-to-market collateral provisions

The Company has entered into financing arrangements which contain mark-to-market provisions that permit the lending counterparties to make margin calls on the Company should the value of the pledged collateral decline. The Company is also permitted to recover previously posted margin payments, should values of the pledged collateral subsequently increase. These facilities generally reset on a monthly or quarterly basis and can be renewed at the discretion of the lending counterparty at financing costs reflecting prevailing market pricing.

Agreements with non-mark-to-market collateral provisions

The Company has also entered into financing arrangements which do not contain mark-to-market provisions. The Company has generally pledged, as collateral security for these facilities, certain of its residential whole loans, as well as the equity in subsidiaries that own the loans. These facilities have maturities ranging from 5 to 45 months and $559.8 million of the facilities contain extension options, with maximum extensions ranging from 16 to 42 months, subject to certain conditions, in some cases including the payment of an extension fee and provided that no events of default have occurred. The financing cost for these facilities is generally calculated at a spread over prevailing short term market interest rates, which generally reset monthly.

Securitized Debt

Securitized debt represents third-party liabilities of consolidated VIEs and excludes liabilities of the VIEs acquired by the Company that are eliminated in consolidation. The third-party beneficial interest holders in the VIEs have no recourse to the general credit of the Company. The weighted average fixed rate on the securitized debt was 1.58% at December 31, 2021 (see Notes 9 and 14 for further discussion).

Convertible Senior Notes

On June 3, 2019, the Company issued $230.0 million in aggregate principal amount of its Convertible Senior Notes in an underwritten public offering, including an additional $30.0 million issued pursuant to the exercise of the underwriters’ option to purchase additional Convertible Senior Notes. The total net proceeds the Company received from the offering were approximately $223.3 million, after deducting offering expenses and the underwriting discount.  The Convertible Senior Notes bear interest at a fixed rate of 6.25% per year, paid semiannually on June 15 and December 15 of each year commencing December 15, 2019 and will mature on June 15, 2024, unless earlier converted, redeemed or repurchased in accordance with their terms. The Convertible Senior Notes are convertible at the option of the holders at any time until the close of business on the business day immediately preceding the maturity date into shares of the Company’s common stock based on an initial conversion rate of 31.4346 shares of the Company’s common stock for each $1,000 principal amount of the Convertible Senior Notes, which is equivalent to an initial conversion price of approximately $31.81 per share of common stock. The Convertible Senior Notes have an effective interest rate, including the impact of amortization to interest expense of debt issuance costs, of 6.94%. The Company does not have the right to redeem the Convertible Senior Notes prior to maturity, except to the extent necessary to preserve its status as a REIT, in which case the Company may redeem the Convertible Senior Notes, in whole or in part, at a redemption price equal to the principal amount redeemed plus accrued and unpaid interest.
The Convertible Senior Notes are the Company’s senior unsecured obligations and are effectively junior to all of the Company’s secured indebtedness, which includes the Company’s repurchase agreements and other financing arrangements, to the extent of the value of the collateral securing such indebtedness and equal in right of payment to the Company’s existing and future senior unsecured obligations, including the Senior Notes.

Senior Notes

On April 11, 2012, the Company issued $100.0 million in aggregate principal amount of its Senior Notes in an underwritten public offering.  On January 6, 2021, the Company redeemed all of its outstanding Senior Notes. The Senior Notes bore interest at a fixed rate of 8.00% per year, paid quarterly in arrears on January 15, April 15, July 15 and October 15. The Senior Notes had an effective interest rate, including the impact of amortization to interest expense of debt issuance costs, of 8.31%.

Senior Secured Term Loan Facility

On June 26, 2020, the Company entered into a $500 million senior secured term loan facility (the “Term Loan Facility”) with certain funds, accounts and/or clients managed by affiliates of Apollo Global Management, Inc. and affiliates of Athene Holding Ltd. The outstanding balance of the Term Loan Facility was repaid and the Term Loan Facility was terminated prior to December 31, 2020.

(b) Counterparties

The Company had financing agreements, including repurchase agreements and other forms of secured financing, with 14 and 7 counterparties at December 31, 2021 and 2020, respectively. The following table presents information with respect to each counterparty under financing agreements for which the Company had greater than 5% of stockholders’ equity at risk in the aggregate at December 31, 2021:

	December 31, 2021
	Counterparty Rating (1)	Amount at Risk (2)	Weighted Average Months to Repricing for Repurchase Agreements	Percent of Stockholders’ Equity
Counterparty
(Dollars in Thousands)
Credit Suisse	BBB+/Baa1/A-	$557,688	1	21.9%
Barclays Bank (3)	BBB/Aa3/A	535,524	1	21.1
Wells Fargo	A+/Aa2/AA-	251,079	1	9.9
(1)As rated at December 31, 2021 by S&P, Moody’s and Fitch, Inc., respectively.  The counterparty rating presented is the lowest published rating for these entities.
(2)The amount at risk reflects the difference between (a) the amount loaned to the Company through financing agreements, including interest payable, and (b) the cash and the fair value of the assets pledged by the Company as collateral, including accrued interest receivable on such assets.
(3)Includes amounts at risk with various affiliates of Athene Holding, Ltd., held via participation in a loan syndication administered by Barclays Bank.
(c) Pledged Collateral

The following tables present the Company’s assets (based on carrying value) pledged as collateral for its various financing arrangements as of December 31, 2021 and 2020:

	December 31, 2021
	Financing Agreements
(In Thousands)	Non-Mark-to-Market (1)	Mark-to-Market (1)	Securitized	Total
Assets:
Residential whole loans, at carrying value	$693,982	$459,349	$1,476,588	$2,629,919
Residential whole loans, at fair value	706,377	2,810,865	1,525,114	5,042,356
Securities, at fair value	—	256,685	—	256,685
Other assets: REO	25,692	29,374	35,379	90,445
Total	$1,426,051	$3,556,273	$3,037,081	$8,019,405

	December 31, 2020
	Financing Agreements
(In Thousands)	Non-Mark-to-Market (1)	Mark-to-Market (1)	Securitized	Total
Assets:
Residential whole loans, at carrying value	$1,497,281	$1,207,364	$1,436,316	$4,140,961
Residential whole loans, at fair value	430,183	396,817	382,349	1,209,349
Securities, at fair value	—	399,999	—	399,999
Other assets: REO	—	—	49,477	49,477
Total	$1,927,464	$2,004,180	$1,868,142	$5,799,786

(1)An aggregate of $25.7 million and $24.6 million of accrued interest on those assets pledged against non-mark-to-market and mark-to-market financings agreements had also been pledged as of December 31, 2021 and 2020, respectively.

The Company pledges securities or cash as collateral to its counterparties in relation to certain of its financing arrangements. In addition, the Company receives securities or cash as collateral pursuant to financing provided under reverse repurchase agreements. The Company exchanges collateral with its counterparties based on changes in the fair value, notional amount and term of the associated financing arrangements and Swap contracts, as applicable. In connection with these margining practices, either the Company or its counterparty may be required to pledge cash or securities as collateral. When the Company’s pledged collateral exceeds the required margin, the Company may initiate a reverse margin call, at which time the counterparty may either return the excess collateral or provide collateral to the Company in the form of cash or equivalent securities. The Company’s assets pledged as collateral are also described in Notes 2(e) - Restricted Cash and 5(c) - Derivative Instruments.

Certain of the Company’s financing arrangements and derivative transactions are governed by underlying agreements that generally provide for a right of setoff in the event of default or in the event of a bankruptcy of either party to the transaction. In the Company’s consolidated balance sheets, all balances associated with repurchase agreements are presented on a gross basis.